UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-08876

 NAME OF REGISTRANT:                     Senior Debt Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


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

Senior Debt Portfolio
--------------------------------------------------------------------------------------------------------------------------
 TROPICANA ENTERTAINMENT INC                                                                 Agenda Number:  934194565
--------------------------------------------------------------------------------------------------------------------------
        Security:  89708X105
    Meeting Type:  Annual
    Meeting Date:  14-May-2015
          Ticker:  TPCA
            ISIN:  US89708X1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DANIEL A. CASSELLA                                        Mgmt          For                            For
       HUNTER C. GARY                                            Mgmt          Withheld                       Against
       CARL C. ICAHN                                             Mgmt          Withheld                       Against
       WILLIAM A. LEIDESDORF                                     Mgmt          For                            For
       DANIEL A. NINIVAGGI                                       Mgmt          Withheld                       Against
       DANIEL H. SCOTT                                           Mgmt          For                            For
       ANTHONY P. RODIO                                          Mgmt          Withheld                       Against
       KEITH COZZA                                               Mgmt          Withheld                       Against

2.     TO RATIFY THE APPOINTMENT OF GRANT THORNTON               Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2015.

3.     ADVISORY RESOLUTION TO APPROVE EXECUTIVE                  Mgmt          For                            For
       COMPENSATION.



* Management position unknown


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Senior Debt Portfolio
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/06/2015